Income Taxes - Schedule of (loss) income from continuing operations before provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Contingency [Line Items]
Income (loss) before provision for income taxes	$ (221,589)	$ 21
United States
Income Tax Contingency [Line Items]
Income (loss) before provision for income taxes	$ (221,589)	$ 21